ITEM 1. REPORT TO STOCKHOLDERS.

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                                  FINAL REPORT

                   John Hancock V.A. Financial Industries Fund

                                 April 30, 2003

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

John Hancock V.A. Financial Industries Fund

Schedule of Investments
4-30-03  (unaudited)
--------------------------------------------------------------------------------

ISSUER                                                    SHARES           VALUE
COMMON STOCKS
Banks - Midwest 5.58%
Fifth Third Bancorp                                       62,342     $ 3,072,837
                                                                     -----------

Banks - Money Center 14.83%
Bank of America Corp.                                     57,500       4,257,875
Citigroup, Inc.                                           87,000       3,414,750
Wachovia Corp.                                            13,000         496,730
                                                                     -----------
                                                                       8,169,355
                                                                     -----------

Banks - Northeast 4.40%
M&T Bank Corp.                                             1,500         126,705
State Street Corp.                                        65,500       2,294,465
                                                                     -----------
                                                                       2,421,170
                                                                     -----------

Banks - Southeast 5.02%
BB&T Corp.                                                80,900       2,637,340
National Commerce Financial Corp.                          3,000          61,020
SouthTrust Corp.                                           2,500          67,153
                                                                     -----------
                                                                       2,765,513
                                                                     -----------

Banks - Superregional 16.89%
Bank of New York Co., Inc. (The)                          68,000       1,798,600
Bank One Corp.                                            11,500         414,575
Charter One Financial, Inc.                                2,100          61,005
Mellon Financial Corp.                                    46,500       1,229,925
PNC Financial Services Group                              18,344         805,302
SunTrust Banks, Inc.                                       6,500         371,930
U.S. Bancorp                                              17,500         387,625
Washington Mutual, Inc.                                   10,000         395,000
Wells Fargo & Co.                                         79,500       3,836,670
                                                                     -----------
                                                                       9,300,632
                                                                     -----------

Banks - West 0.36%
Zions Bancorp                                              4,000         197,080
                                                                     -----------

Broker Services 12.81%
Goldman Sachs Group, Inc.                                 34,700       2,633,730
Legg Mason, Inc.                                          47,000       2,552,100
Merrill Lynch & Co., Inc.                                 45,500       1,867,775
                                                                     -----------
                                                                       7,053,605
                                                                     -----------

Diversified Operations 3.50%
General Electric Co.                                      65,500       1,928,975
                                                                     -----------

Finance - Consumer Loans 3.28%
MBNA Corp.                                                95,475       1,804,477
                                                                     -----------

Finance - Investment Management 1.27%
Amvescap Plc (United Kingdom)                            129,000         700,997
                                                                     -----------

Finance - Services Misc. 4.87%
American Express Co.                                      70,900       2,684,274
                                                                     -----------

Insurance - Brokers 5.67%
Marsh & McLennan Cos., Inc.                               59,600       2,841,728
Willis Group Holdings Ltd.*                                8,975         279,930
                                                                     -----------
                                                                       3,121,658
                                                                     -----------

Insurance - Diversified 3.60%
Berkshire Hathaway, Inc.*                                    850       1,982,200
                                                                     -----------

Insurance - Property & Casualty 5.44%
American International Group, Inc.                        51,704       2,996,247
                                                                     -----------

Mortgage & Real Estate Services 11.80%
Fannie Mae                                                51,000       3,691,890
Freddie Mac                                               48,500       2,808,150
                                                                     -----------
                                                                       6,500,040
                                                                     -----------
TOTAL COMMON STOCKS 99.32%
(Cost $59,978,965)                                                    54,699,060
                                                                     -----------

TOTAL INVESTMENTS 99.32%                                              54,699,060
                                                                     -----------

OTHER ASSETS AND LIABILITIES, NET 0.68%                                  374,791
                                                                     -----------

TOTAL NET ASSETS 100.00%                                             $55,073,851
                                                                     ===========

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the the Fund.


                       See notes to financial statements.

               John Hancock V.A. Financial Industries Fund
               ---------------------------------------------------------------------------------------------------
ASSETS AND     ASSETS
LIABILITIES    ---------------------------------------------------------------------------------------------------
Final report   Investments at value                 (Cost $59,978,965)                                 $54,699,060
4-30-03 *      Cash                                                                                        303,701
(unaudited)    Dividends and interest receivable                                                           110,645
               Other assets                                                                                  1,890
               Total assets                                                                             55,115,296
               ---------------------------------------------------------------------------------------------------
               LIABILITIES
               ---------------------------------------------------------------------------------------------------
               Payable to affiliates                                                                        36,223
               Other payables and accrued expenses                                                           5,222
               Total liabilities                                                                            41,445
               ---------------------------------------------------------------------------------------------------
               NET ASSETS
               ---------------------------------------------------------------------------------------------------
               Capital paid-in                                                                          73,440,622
               Accumulated net realized loss on investments and foreign currency transactions          (13,086,919)
               Net unrealized depreciation of investments and translation of assets and liabilities
                 in foreign currencies                                                                  (5,279,224)
               Distributions in excess of net investment income                                               (628)
               Net assets                                                                              $55,073,851
               ---------------------------------------------------------------------------------------------------
               NET ASSET VALUE PER SHARE
               ---------------------------------------------------------------------------------------------------
               Based on 4,641,425 shares of beneficial interest outstanding
               - unlimited number of shares authorized with no par value                                    $11.87

* The net assets of V.A.Financial Industries Fund (the "Fund") were merged into the Financial Industries Fund of the John Hancock Variable Series Trust I as of the close of business on April 30, 2003, and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


                       See notes to financial statements.

                John Hancock V.A. Financial Industries Fund
                --------------------------------------------------------------------------
OPERATIONS      INVESTMENT INCOME
Period          --------------------------------------------------------------------------
1-1-03 through  Dividends (net of foreign withholding taxes of $1,462)            $382,604
4-30-03 *       Interest (includes securities lending income of $111)                2,422
(unaudited)     Total investment income                                            385,026

                --------------------------------------------------------------------------
                EXPENSES
                --------------------------------------------------------------------------
                Investment management fee                                          140,827
                Accounting and legal services fee                                    5,281
                Custodian fee                                                        3,349
                Trustees' fee                                                        2,583
                Interest expense                                                       446
                Legal fee                                                              157
                Total expenses                                                     152,643
                Net investment income                                              232,383

                --------------------------------------------------------------------------
                REALIZED AND UNREALIZED GAIN (LOSS)
                --------------------------------------------------------------------------
                Net realized gain (loss) on
                Investments                                                     (1,212,623)
                Foreign currency transactions                                          815
                Change in unrealized appreciation (depreciation) of
                Investments                                                      2,229,800
                Translation of assets and liabilities in foreign currencies           (383)
                Net realized and unrealized gain                                 1,017,609
                Increase in net assets from operations                          $1,249,992

* The net assets of V.A.Financial Industries Fund (the "Fund") were merged into the Financial Industries Fund of the John Hancock Variable Series Trust I as of the close of business on April 30, 2003, and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


                       See notes to financial statements.

                 John Hancock V.A. Financial Industries Fund

                                                                                                       Period from
                                                                                           Year          1-1-03 to
                                                                                          Ended          4-30-03 *
                                                                                       12-31-02        (unaudited)
                 -------------------------------------------------------------------------------------------------
CHANGES IN       INCREASE (DECREASE) IN NET ASSETS
NET ASSETS       -------------------------------------------------------------------------------------------------
                 From operations
                 Net investment income                                             $    638,753        $   232,383
                 Net realized loss                                                   (7,403,779)        (1,211,808)
                 Change in net unrealized appreciation (depreciation)                (9,486,140)         2,229,417
                 Increase (decrease) in net assets resulting from operations        (16,251,166)         1,249,992

                 Distributions to shareholders
                 From net investment income                                            (641,124)          (233,198)

                 From Fund share transactions                                       (14,653,108)        (3,317,813)

                 -------------------------------------------------------------------------------------------------
                 NET ASSETS
                 -------------------------------------------------------------------------------------------------
                 Beginning of period                                                 88,920,268         57,374,870
                 End of period (1)                                                 $ 57,374,870       $ 55,073,851

* The net assets of V.A.Financial Industries Fund (the "Fund") were merged into the Financial Industries Fund of the John Hancock Variable Series Trust I as of the close of business on April 30, 2003, and the Fund was subsequently terminated. The Statements of Changes in Net Assets reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.

(1) Includes distributions in excess of net investment income of $628 and $628, respectively.


                       See notes to financial statements.

John Hancock V.A. Financial Industries Fund
Financial Highlights

PERIOD ENDED                                               12-31-98    12-31-99    12-31-00    12-31-01      12-31-02     4-30-03(1)
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $13.44      $14.45      $14.46      $18.34        $14.56      $11.60
Net investment income (2)                                      0.18        0.11        0.06        0.11          0.12        0.05
Net realized and unrealized gain (loss) on investments         0.97        0.06        3.87       (3.33)        (2.95)       0.27
Total from investment operations                               1.15        0.17        3.93       (3.22)        (2.83)       0.32
Less distributions
From net investment income                                    (0.14)      (0.10)      (0.05)      (0.09)        (0.13)      (0.05)
From net realized gain                                           --(3)    (0.05)         --       (0.47)           --          --
Tax return of capital                                            --       (0.01)         --          --            --          --
                                                              (0.14)      (0.16)      (0.05)      (0.56)        (0.13)      (0.05)
Net asset value, end of period                               $14.45      $14.46      $18.34      $14.56        $11.60      $11.87(4)
Total return (5) (%)                                           8.55        1.23       27.16      (17.51)       (19.46)       2.76(6)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $55         $49         $71         $89           $57         $55
Ratio of expenses to average net assets (%)                    0.92        0.90        0.90        0.89          0.90        0.87(7)
Ratio of net investment income to average net assets (%)       1.25        0.77        0.36        0.71          0.87        1.32(7)
Portfolio turnover (%)                                           38          72          41          97(8)          2           0

(1) Period from 1-1-03 through 4-30-03. Unaudited.
(2) Based on the average of the shares outstanding.
(3) Less than $0.01 per share.
(4) Net assets value per share before the merger of assets to the Financial Industries Fund of the John Hancock Variable Series Trust I and the termination of the Fund. See Note A to financial statements.
(5) Assumes dividend reinvestment.
(6) Not annualized.
(7) Annualized.
(8) Excludes merger activity


                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
UNAUDITED

NOTE A

Accounting policies

John Hancock V.A. Financial Industries Fund (the "Fund") was a diversified series of John Hancock Declaration Trust ("the Trust"), an open-end management investment company registered under the Investment Company Act of 1940, organized as a Massachusetts business trust in 1995. The Trustees may have authorized the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participated in the Trust would vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies were required to request voting instructions from policy owners and voted shares of the Fund in proportion to the voting instructions received.

The investment objective of the Fund was to seek capital appreciation. The Fund has one class of shares with equal rights as to voting, redemption, dividends and liquidation.

On April 16, 2003 the shareholders of the Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund to the Financial Industries Fund of the John Hancock Variable Series Trust I (the "Acquiring Fund") in exchange solely for shares of beneficial interest of the Acquiring Fund.

After this transaction and as of the close of business on April 30, 2003, the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

Significant accounting policies of the Funds were as follows:

Valuation of investments

Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations were not readily available, or the value had been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. Investments in AIM Cash Investment Trust were valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies were translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments were translated at the rates prevailing at the dates of the transactions.

The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arose from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arose from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes, which were accrued as applicable.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings up to $250 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Funds had no borrowing activity under the line of credit during the period ended April 30, 2003.

Securities lending

The Fund may have lent securities to certain qualified brokers who paid the Fund negotiated lender fees. These fees were included in interest income. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund would have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities have failed financially. There were no securities loaned as of April 30, 2003.

Federal income taxes

The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not a subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of April 30, 2003, the Fund's final tax year. As of April 30, 2003, the Fund's final tax year, for federal income tax purposes, the Fund had $12,903,311 of a capital loss carryforward, expiring as follows: December 31, 2008 - $1,143,472, December 31, 2010 - $9,571,154 and April 30, 2011 - $2,188,685. The unused capital loss carryforward as of April 30, 2003, was transferred to the Acquiring Fund and will be available, to the extent provided by regulations, to offset future net capital gains of the Acquiring Fund.

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and realized gains on the ex-dividend date. During the period ended April 30, 2003, the tax character of distributions paid by the Funds were as follows: ordinary income $233,198.

As of April 30, 2003, the Fund had no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average daily net asset value.

The Adviser had agreed to limit the Fund's expenses, excluding the management fee, to 0.25% of Fund's average daily net assets. There was no expense reduction during the period ended April 30, 2003.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees could elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as other assets. The deferred compensation liability and the related other assets were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                                                             Period from 1-1-03 to 4-30-03
                                 Year Ended 12-31-02                 (unaudited)

                                Shares         Amount            Shares        Amount
Shares sold                     672,740      $8,600,419          79,794        $919,822

Distributions reinvested         53,471         641,124          19,713         233,199

Repurchased                  (1,890,878)    (23,894,651)       (402,369)     (4,470,834)

-------------------------------------------------------------------------------------------
Net decrease                 (1,164,667)   ($14,653,108)       (302,862)    ($3,317,813)
-------------------------------------------------------------------------------------------

NOTE D

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated to none and $1,940,739, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $60,162,574. Gross unrealized appreciation and depreciation of investments aggregated $3,179,952 and $8,643,466, respectively, resulting in net unrealized depreciation of $5,463,514. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E

Shareholder meeting

On April 16, 2003, at a Special Shareholder Meeting, the shareholders of the Fund approved an Agreement and Plan of Reorganization between the Fund and the Acquiring Fund.

The number of votes cast for and against the Agreement and Plan of Reorganization and that abstained from voting were as follows: 4,259,338 FOR, 126,010 AGAINST and 361,423 ABSTAINED.

The Agreement and Plan of Reorganization provided for the transfer of substantially all of the assets and liabilities of the Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund. After this transaction and as of the close of business on April 30, 2003, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and the termination of the Fund.

NOTE F

Reclassification of accounts

During the period ended April 30, 2003, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $815 and a decrease in distributions in excess of net investment income of $815. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of April 30, 2003. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of

America. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.

TAX INFORMATION NOTICE

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended April 30, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal period ended April 30, 2003, 100% of the dividends qualify for the corporate dividends-received deduction.

Shareholders will be mailed a 2003 U.S. Treasury Department Form 1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.

               John Hancock Funds - V.A. Financial Industries Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee

                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer

                               Investment Adviser
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                                 529 Main Street
                              Charlestown, MA 02129

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803

                                    Custodian
                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286

--------------------------------------------------------------------------------

                                  FINAL REPORT

                                  John Hancock

                             VA Relative Value Fund
                           VA Sovereign Investors Fund
                            VA Strategic Income Fund
                               VA Technology Fund


                                 April 25, 2003

--------------------------------------------------------------------------------

John Hancock V.A. Relative Value Fund
Schedule of Investments
April 25, 2003  (Unaudited)

ISSUER                                                              SHARES      VALUE
------------------------------------------------------------        ------   -----------
COMMON STOCKS
Advertising (0.50%)
Omnicom Group, Inc.                                                  2,300   $   142,922
                                                                             -----------
Banks - United States (5.79%)
Bank of America Corp.                                               10,500       762,090
State Street Corp.                                                   8,350       287,407
Wells Fargo & Co.                                                   13,000       616,460
                                                                             -----------
                                                                               1,665,957
                                                                             -----------
Beverages (2.55%)
Anheuser-Busch Cos., Inc.                                            3,100       149,575
Coca-Cola Co. (The)                                                 14,800       583,416
                                                                             -----------
                                                                                 732,991
                                                                             -----------
Broker Services (1.69%)
Goldman Sachs Group, Inc. (The)                                      6,400       485,568
                                                                             -----------
Computers (13.40%)
Cisco Systems, Inc.*                                                32,000       459,520
Dell Computer Corp.*                                                 9,500       276,545
Electronic Data Systems Corp.                                       15,000       253,500
Hewlett-Packard Co.                                                 17,000       269,450
International Business Machines Corp.                               11,250       943,650
Lexmark International, Inc.*                                         4,400       300,696
Microsoft Corp.                                                     53,700     1,354,314
                                                                             -----------
                                                                               3,857,675
                                                                             -----------
Cosmetics & Personal Care (4.99%)
Avon Products, Inc.                                                  3,500       200,095
Colgate-Palmolive Co.                                                4,000       226,720
Estee Lauder Cos., Inc. (The) (Class A)                              4,700       142,410
Gillette Co. (The)                                                   8,000       243,280
Procter & Gamble Co. (The)                                           7,000       623,980
                                                                             -----------
                                                                               1,436,485
                                                                             -----------
Diversified Operations (2.73%)
3M Co.                                                               6,400       786,560
                                                                             -----------
Electronics (9.63%)
Applied Materials, Inc.*                                            21,000       297,990
General Electric Co.                                                52,500     1,528,275
Intel Corp.                                                         23,500       429,345
KLA-Tencor Corp.*                                                    4,000       155,760
Texas Instruments, Inc.                                             19,700       362,283
                                                                             -----------
                                                                               2,773,653
                                                                             -----------


See notes to financial statements.      1

ISSUER                                                              SHARES      VALUE
------------------------------------------------------------        ------   -----------
Finance (4.74%)
American Express Co.                                                 8,500   $   311,865
Citigroup, Inc.                                                     20,900       803,605
Merrill Lynch & Co., Inc.                                            6,200       250,108
                                                                             -----------
                                                                               1,365,578
                                                                             -----------
Food (1.05%)
Kraft Foods, Inc. (Class A)                                         10,000       301,500
                                                                             -----------
Household (2.46%)
Newell Rubbermaid, Inc.                                             22,985       707,708
                                                                             -----------
Insurance (6.61%)
Ambac Financial Group, Inc.                                          4,000       224,000
American International Group, Inc.                                   6,500       355,875
CIGNA Corp.                                                         12,100       591,085
Travelers Property Casualty Corp. (Class A)                         45,594       730,872
                                                                             -----------
                                                                               1,901,832
                                                                             -----------
Leisure (1.19%)
Mattel, Inc.                                                        16,000       342,080
                                                                             -----------
Media (6.15%)
Clear Channel Communications, Inc.*                                 11,000       405,350
Comcast Corp. (Class A)*                                            22,300       707,356
Gannett Co., Inc.                                                    4,000       298,680
New York Times Co. (The) (Class A)                                   3,300       149,325
Viacom, Inc. (Class B)*                                              5,000       209,500
                                                                             -----------
                                                                               1,770,211
                                                                             -----------
Medical (16.49%)
Aetna, Inc.                                                         10,250       496,305
Bard (C.R.), Inc.                                                    4,100       255,963
Baxter International, Inc.                                           3,660        78,946
Biovail Corp. (Canada)*                                              5,000       215,900
Gilead Sciences, Inc.*                                               8,700       401,418
IDEC Pharmaceuticals Corp.*                                          5,000       161,000
Johnson & Johnson                                                    8,900       500,269
Medtronic, Inc.                                                      9,248       444,644
Merck & Co., Inc.                                                   10,900       618,575
Novartis AG, American Depositary Receipt (ADR) (Switzerland)        15,000       586,200
Pfizer, Inc.                                                        20,300       616,511
St. Jude Medical, Inc.                                               4,000       209,000
UnitedHealth Group, Inc.                                             1,803       163,532
                                                                             -----------
                                                                               4,748,263
                                                                             -----------


See notes to financial statements.      2

ISSUER                                                              SHARES      VALUE
------------------------------------------------------------        ------   -----------
Office (1.48%)
Avery Dennison Corp.                                                 8,000   $   426,400
                                                                             -----------
Oil & Gas (4.44%)
Anadarko Petroleum Corp.                                             3,300       151,800
BJ Services Co.*                                                     7,500       284,850
Exxon Mobil Corp.                                                   24,200       841,918
                                                                             -----------
                                                                               1,278,568
                                                                             -----------
Retail (7.92%)
Bed Bath & Beyond, Inc.*                                            15,000       568,800
Lowe's Cos., Inc.                                                    7,500       333,150
McDonald's Corp.                                                    21,000       332,010
Wal-Mart Stores, Inc.                                               19,000     1,045,000
                                                                             -----------
                                                                               2,278,960
                                                                             -----------
Telecommunications (4.50%)
Nokia Corp., (ADR) (Finland)                                        41,800       668,800
SBC Communications, Inc.                                             5,500       121,660
Verizon Communications, Inc.                                        14,000       504,840
                                                                             -----------
                                                                               1,295,300
                                                                             -----------
TOTAL COMMON STOCKS (98.31%)
(Cost $27,452,934)                                                            28,298,211
                                                                             -----------
TOTAL INVESTMENTS (98.31%)                                                    28,298,211
                                                                             -----------
OTHER ASSETS AND LIABILITIES, NET (1.69%)                                        487,439
                                                                             -----------
TOTAL NET ASSETS (100.00%)                                                   $28,785,650
                                                                             ===========

*Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.


See notes to financial statements.      3

John Hancock V.A. Sovereign Investors Fund
Schedule of Investments
April 25, 2003  (Unaudited)

ISSUER                                                            SHARES      VALUE
----------------------------------------------------------        ------   -----------
COMMON STOCKS
Advertising (1.81%)
Omnicom Group, Inc.                                               11,000   $   683,540
                                                                           -----------

Banks - United States (10.31%)
Bank of America Corp.                                             17,000     1,233,860
Bank of New York Co., Inc. (The)                                  19,000       482,980
Citigroup, Inc.                                                   19,225       739,201
State Street Corp.                                                 6,000       206,520
U.S. Bancorp                                                      17,000       377,230
Wells Fargo & Co.                                                 18,000       853,560
                                                                           -----------
                                                                             3,893,351
                                                                           -----------

Beverages (2.18%)
Coca-Cola Co. (The)                                                9,000       354,780
PepsiCo, Inc.                                                     11,000       469,150
                                                                           -----------
                                                                               823,930
                                                                           -----------

Business Services - Misc (0.31%)
H&R Block, Inc.                                                    3,100       118,110
                                                                           -----------

Chemicals (3.32%)
Air Products & Chemicals, Inc.                                    14,000       577,640
Praxair, Inc.                                                     12,000       675,960
                                                                           -----------
                                                                             1,253,600
                                                                           -----------

Computers (10.70%)
Cisco Systems, Inc.*                                              66,000       947,760
Hewlett-Packard Co.                                               40,000       634,000
International Business Machines Corp.                             20,000     1,677,600
Microsoft Corp.                                                   31,000       781,820
                                                                           -----------
                                                                             4,041,180
                                                                           -----------

Cosmetics & Personal Care (3.03%)
Avon Products, Inc.                                               20,000     1,143,400
                                                                           -----------

Diversified Operations (8.18%)
3M Co.                                                             8,000       983,200
Emerson Electric Co.                                              11,937       593,985
General Electric Co.                                              38,000     1,106,180
Illinois Tool Works, Inc.                                          6,500       406,965
                                                                           -----------
                                                                             3,090,330
                                                                           -----------

Finance (2.89%)
MBNA Corp.                                                        27,191       504,393
Morgan Stanley Dean Witter & Co.                                  13,000       585,130
                                                                           -----------
                                                                             1,089,523
                                                                           -----------


See notes to financial statements.      4

ISSUER                                                            SHARES      VALUE
----------------------------------------------------------        ------   -----------
Food (1.28%)
Kraft Foods, Inc. (Class A)                                       10,000   $   301,500
Unilever NV (NY Reg Shares) (Netherlands)                          3,000       183,660
                                                                           -----------
                                                                               485,160
                                                                           -----------

Insurance (6.63%)
AFLAC, Inc.                                                       17,000       527,340
American International Group, Inc.                                17,093       935,842
Hartford Financial Services Group, Inc. (The)                      8,000       318,880
Travelers Property Casualty Corp. (Class A)                       44,933       720,276
                                                                           -----------
                                                                             2,502,338
                                                                           -----------

Media (0.89%)
Viacom, Inc. (Class B)*                                            8,000       335,200
                                                                           -----------

Medical (12.40%)
Abbott Laboratories                                               21,000       829,290
Cardinal Health, Inc.                                             11,000       590,370
Johnson & Johnson                                                 32,000     1,798,720
Medtronic, Inc.                                                   10,000       480,800
Merck & Co., Inc.                                                  5,000       283,750
Pfizer, Inc.                                                      23,000       698,510
                                                                           -----------
                                                                             4,681,440
                                                                           -----------

Mortgage Banking (4.48%)
Fannie Mae                                                        13,000       935,610
Freddie Mac                                                       13,000       755,300
                                                                           -----------
                                                                             1,690,910
                                                                           -----------

Office (1.48%)
Avery Dennison Corp.                                              10,500       559,650
                                                                           -----------

Oil & Gas (8.27%)
Anadarko Petroleum Corp.                                           8,000       368,000
BP Plc American Depositary Receipts (ADR) (United Kingdom)        22,000       842,820
ChevronTexaco Corp.                                               11,000       697,400
Exxon Mobil Corp.                                                 34,868     1,213,058
                                                                           -----------
                                                                             3,121,278
                                                                           -----------

Retail (4.63%)
Family Dollar Stores, Inc.                                        10,000       331,700
Lowe's Cos., Inc.                                                 11,000       488,620
SYSCO Corp.                                                        9,000       248,670
Target Corp.                                                      21,000       679,350
                                                                           -----------
                                                                             1,748,340
                                                                           -----------

Soap & Cleaning Products (3.82%)
Colgate-Palmolive Co.                                             10,500       595,140
Procter & Gamble Co. (The)                                         9,500       846,830
                                                                           -----------
                                                                             1,441,970
                                                                           -----------


See notes to financial statements.      5

ISSUER                                                            SHARES      VALUE
----------------------------------------------------------        ------   -----------
Telecommunications (1.83%)
Nokia Oyj (ADR) (Finland)                                         15,000   $   240,000
Verizon Communications, Inc.                                      12,500       450,750
                                                                           -----------
                                                                               690,750
                                                                           -----------

Tobacco (1.40%)
Altria Group, Inc.                                                17,000       527,170
                                                                           -----------

Utilities (1.56%)
SBC Communications, Inc.                                          26,703       590,670
                                                                           -----------

TOTAL COMMON STOCKS (91.40%)
(Cost $34,927,072)                                                          34,511,840
                                                                           -----------

TOTAL INVESTMENTS (91.40%)                                                  34,511,840
                                                                           -----------

OTHER ASSETS AND LIABILITIES, NET (8.60%)                                    3,248,397
                                                                           -----------

TOTAL NET ASSETS (100.00%)                                                 $37,760,237
                                                                           ===========

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements.      6

John Hancock V.A. Strategic Income Fund
Schedule of Investments
April 25, 2003  (Unaudited)

                                                                INTEREST        CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                RATE         RATING *  (000'S OMITTED)    VALUE
---------------------------------------------------------       --------       --------  ---------------  --------
BONDS
Agricultural Operations (0.00%)
Iowa Select Farms L.P./ISF Finance, Inc.,
Jr Sec Sub Note, Payment-In-Kind, 12-01-06 (R)                   10.750%            B-      $      6      $  3,344
                                                                                                          --------

Automobile / Trucks (0.02%)
J.B. Poindexter & Co., Inc.,
Sr Note 05-15-04                                                 12.500             B-            25        18,156
                                                                                                          --------

Banks - United States (0.27%)
Colonial Bank,
Sub Note 06-01-11                                                 9.375           BBB-           200       223,949
                                                                                                          --------

Chemicals (0.24%)
Nova Chemicals Corp.,
Sr Note (Canada) 05-15-06                                         7.000            BB+           200       199,500
                                                                                                          --------

Containers (0.85%)
BWAY Corp.,
Sr Sub Note  10-15-10 (R)                                        10.000             B-            75        76,500
Kappa Beheer B.V.,
Gtd Sr Sub Note (Netherlands) 07-15-09 (E)                       10.625              B            75        80,250
Owens-Brockway Glass Container, Inc.,
Sr Sec Note 02-15-09                                              8.875             BB           280       298,900
Vicap S.A. de C.V.,
Gtd Sr Note (Mexico) 05-15-07                                    11.375             B+           300       250,500
                                                                                                          --------

                                                                                                           706,150
                                                                                                          --------

Cosmetics & Personal Care (0.01%)
Global Health Sciences, Inc.,
Gtd Sr Note 05-01-08 (B)                                         11.000              D            75         7,500
                                                                                                          --------

Energy (0.18%)
Great Lakes Acquisition Corp.,
Sr Disc Deb, Step Coupon (13.125%, 05-15-03) 05-15-09 (A)          Zero             B-           200        98,000
Great Lakes Carbon Corp.,
Gtd Sr Sub Note 05-15-08                                         10.250             B-            59        48,380
                                                                                                          --------

                                                                                                           146,380
                                                                                                          --------

Food (0.37%)
Dean Foods Co.,
Sr Note 08-01-07                                                  8.150            BB-           200       216,500
Del Monte Corp.,
Sr Sub Note 12-15-12 (R)                                          8.625              B            63        67,725
RAB Holdings, Inc.,
Sr Note 05-01-08 (R)                                             13.000             Ca           120        21,600
                                                                                                          --------

                                                                                                           305,825
                                                                                                          --------


See notes to financial statements.      7

                                                            INTEREST           CREDIT        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                            RATE            RATING *    (000'S OMITTED)      VALUE
---------------------------------------------------------   --------          --------    ---------------   -----------
Government - Foreign (9.99%)
Chile, Republic of,
Note (Chile) 01-11-12                                         7.125%               A-      $       600      $   682,860
Colombia, Republic of,
Bond (Colombia) 02-25-20                                     11.750                BB              400          468,000
Note (Colombia) 04-09-11                                      9.750               BBB              673          741,792
Mexican, United States,
Bond (Mexico) 09-15-16                                       11.375              BBB-              200          281,500
Note (Mexico) 01-14-11                                        8.375               BB+              800          941,200
Note (Mexico) 08-15-31                                        8.300              BBB-              600          662,700
Panama, Republic of,
Bond (Panama) 02-08-11                                        9.625                BB              700          791,000
Bond (Panama) 01-16-23                                        9.375                BB              150          160,500
Peru, Republic of,
Note (Peru) 01-15-08                                          9.125               BB-              275          298,375
Russia, Federation of,
Unsub Note (Russia) 07-24-18                                 11.000                BB            1,805        2,389,820
Unsub Note (Russia) 06-24-28                                 12.750                 B              600          908,700
                                                                                                            -----------

                                                                                                              8,326,447
                                                                                                            -----------

Government - U.S. (59.08%)
United States Treasury,
Bond 08-15-05                                                 6.500               AAA              400          443,375
Bond 08-15-05                                                10.750               AAA              400          481,484
Bond 02-15-16                                                 9.250               AAA              615          912,362
Bond 08-15-19                                                 8.125               AAA            3,265        4,558,502
Bond 02-15-31                                                 5.375               AAA            9,000        9,760,779
Note 08-15-04                                                 7.250               AAA            2,240        2,412,549
Note 03-31-05                                                 1.625               AAA            9,000        9,017,226
Note 05-15-05                                                 6.500               AAA            1,300        1,428,527
Note 08-15-07                                                 6.125               AAA              940        1,073,436
Note 02-15-08                                                 3.000               AAA            9,000        9,075,582
Note 08-15-11                                                 5.000               AAA            1,000        1,092,617
Note 02-15-13                                                 3.875               AAA            9,000        8,990,154
                                                                                                            -----------

                                                                                                             49,246,593
                                                                                                            -----------

Government - U.S. Agencies (1.57%)
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 05-01-32                                  6.000               AAA            1,250        1,305,469
                                                                                                            -----------

Leisure (5.21%)
Chukchansi Economic Development Authority,
Sr Note 06-15-09 (R)                                         14.500              Caa1              275          286,000
Coast Hotels and Casinos, Inc.,
Sr Sub Deb 04-01-09                                           9.500                 B              300          322,500
Fitzgeralds Gaming Corp.,
Gtd Sr Sec Note Ser B 12-15-04 (B)                           12.250                 D               50            1,500
Hockey Co. (The)/Sport Maska, Inc.,
Unit (Sr Sec Note & Sr Sec Note) (Canada) 04-15-09           11.250                 B              410          446,900
Isle of Capri Casinos, Inc,
Sr Sub Note 03-15-12                                          9.000                 B              300          318,750
Jacobs Entertaiment, Inc.,
Sr Sec Note 02-01-09                                         11.875                 B              300          313,500


See notes to financial statements.      8

                                                                     INTEREST          CREDIT       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                     RATE           RATING *   (000'S OMITTED)      VALUE
-------------------------------------------------------------        --------         --------   ---------------   ----------
Leisure - Cont
Jupiters Ltd.,
Sr Note (Australia) 03-01-06                                           8.500%             BB+      $      300      $  324,000
Majestic Investor Holding LLC/Majestic Investor Capital Co.,
Gtd Sr Sec Note 11-30-07                                              11.653                B             300         294,000
Mandalay Resort Group,
Sr Sub Note 02-15-10                                                   9.375              BB-             100         107,750
Mohegan Tribal Gaming Authority,
Sr Sub Note 04-01-12                                                   8.000              BB-             400         421,000
Penn National Gaming, Inc.,
Sr Sub Note 03-01-08                                                  11.125               B-             225         248,063
Station Casinos, Inc.,
Sr Note 02-15-08                                                       8.375              BB-             200         214,500
Sun International Hotels Ltd.,
Gtd Sr Sub Note (Bahamas) 08-15-11                                     8.875               B+              65          68,575
Turning Stone Casino Resort Enterprise,
Sr Note 12-15-10 (R)                                                   9.125               B+             200         210,500
Waterford Gaming LLC
Sr Note 03-15-10 (R)                                                   9.500               B+             416         445,120
Wynn Las Vegas LLC,
2nd Mtg Note 11-01-10                                                 12.000             CCC+             300         321,000
                                                                                                                   ----------

                                                                                                                    4,343,658
                                                                                                                   ----------

Linen Supply & Related (0.29%)
Coinmach Corp.,
Sr Note 02-01-10                                                       9.000                B             225         239,063
                                                                                                                   ----------

Media (4.13%)
Allbritton Communications Co.,
Sr Sub Note 12-15-12                                                   7.750               B-             200         208,000
Sr Sub Note 12-15-12 (R)                                               7.750               B-             150         156,000
CSC Holdings, Inc.,
Sr Sub Deb 05-15-16                                                   10.500               B+             200         224,500
Sr Sub Deb 04-01-23                                                    9.875               B+             100         105,250
Garden State Newspapers, Inc.,
Sr Sub Note Ser B 10-01-09                                             8.750               B+             200         206,000
Sr Sub Note 07-01-11                                                   8.625               B+             335         345,887
Grupo Televisa SA,
Note (Mexico) 09-13-11                                                 8.000             BBB-             300         323,250
Sr Note (Mexico) 03-11-32                                              8.500             BBB-             350         346,500
Hollinger International Publishing, Inc.,
Sr Note 12-15-10 (R)                                                   9.000                B             300         320,250
Innova S. de R.L.,
Sr Note (Mexico) 04-01-07                                             12.875               B-             600         585,000
Paxson Communications Corp.,
Gtd Sr Sub Note 07-15-08                                              10.750               B-             205         225,500
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note 03-15-12                                               8.000                B             375         393,750
                                                                                                                   ----------

                                                                                                                    3,439,887
                                                                                                                   ----------


See notes to financial statements.      9

                                                                  INTEREST           CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                  RATE            RATING *  (000'S OMITTED)      VALUE
----------------------------------------------------------        --------          --------  ---------------   ----------
Medical (0.38%)
Advanced Medical Optics, Inc.,
Sr Sub Note 07-15-10                                                9.250%               B      $      300      $  317,250
                                                                                                                ----------

Metal (0.00%)
Golden Northwest Aluminum, Inc.,
1st Mtg Note 12-15-06                                              12.000               CC              25           2,375
                                                                                                                ----------

Oil & Gas (3.80%)
Chesapeake Energy Corp.,
Gtd Sr Note 01-15-15                                                7.750               B+             200         211,000
Sr Note 04-01-11                                                    8.125               B+             300         322,500
Comstock Resources, Inc.,
Gtd Sr Note 05-01-07                                               11.250               B-             350         374,500
Key Energy Services, Inc.,
Sr Sub Note Ser B 01-15-09                                         14.000               B+              68          76,840
OAO Siberian Oil Co.,
Bond (Russia) 02-13-07                                             11.500              Ba3             335         381,900
Ocean Rig Norway A.S.,
Sr Sec Note (Norway) 06-01-08                                      10.250              CCC             255         229,500
Parker Drilling Co.,
Gtd Sr Note 11-15-09                                               10.125               B+             300         318,000
Pemex Project Funding Master Trust,
Bond (Mexico) 12-15-14                                              7.375             BBB-             225         241,594
Note (Mexico) 02-15-08                                              8.500             BBB-             400         460,000
Note (Mexico) 02-01-09                                              7.875             BBB-             350         394,975
Western Oil Sands, Inc.,
Sr Sec Note (Canada) 05-01-12                                       8.375              BB+             150         160,500
                                                                                                                ----------

                                                                                                                 3,171,309
                                                                                                                ----------

Paper & Paper Products (1.58%)
APP China Group Ltd.,
Sr Disc Note (Indonesia) 03-15-10 (B) (R)                          14.000                D             250          77,500
APP Finance (VII) Mauritius Ltd.,
Gtd Note (Indonesia) 04-30-03 (B) (R)                               3.500                D              10             700
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 08-01-06 (B)                                      13.125               CC             631         309,190
Longview Fibre Co.,
Sr Sub Note 01-15-09                                               10.000               B+             250         270,000
MDP Acquisitions Plc,
Sr Note (Ireland) 10-01-12 (R)                                      9.625                B             200         217,500
Stone Container Corp.,
Sr Note 02-01-11                                                    9.750                B             200         223,000
Sr Note 07-01-12                                                    8.375                B             200         216,500
                                                                                                                ----------

                                                                                                                 1,314,390
                                                                                                                ----------

Steel (0.02%)
Metallurg Holdings, Inc.,
Sr Disc Note, Step Coupon (12.75%, 07-15-03) 07-15-08 (A)            Zero              CCC              50          17,000
                                                                                                                ----------


See notes to financial statements.      10

                                                                        INTEREST            CREDIT      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                        RATE             RATING *  (000'S OMITTED)       VALUE
--------------------------------------------------------------          --------           --------  ---------------    ----------
Telecommunications (1.63%)
AT&T Broadband Corp.,
Gtd Note 03-15-13                                                         8.375%              BBB      $       260      $   314,399
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06                                                14.250              CCC-              300           81,000
Mobile Telesystems Finance S.A.,
Gtd Bond (Luxembourg) 12-21-04                                           10.950                B+              250          266,875
PanAmSat Corp.,
Gtd Sr Note 02-01-12                                                      8.500                B-              300          324,750
PTC International Finance B.V.,
Gtd Sr Sub Disc Note, Step Coupon (Netherlands) 07-01-07                 10.750                B+               90           94,500
TeleCorp PCS, Inc.,
Sr Sub Disc Note, Step Coupon (11.625%, 04-15-04) 04-15-09 (A)             Zero               BBB              118          118,590
Tritel PCS, Inc.,
Gtd Note, Step Coupon (12.75%, 05-15-04) 05-15-09                          Zero               BBB               52           52,260
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                                         11.500              BBB+              100          107,000
                                                                                                                        -----------

                                                                                                                          1,359,374
                                                                                                                        -----------

Transport (0.46%)
Cenargo International Plc,
1st Mtg Note (United Kingdom) 06-15-08                                    9.750                B+               20            8,440
North American Van Lines, Inc.,
Sr Sub Note 12-01-09                                                     13.375                B-              350          367,500
Pacific & Atlantic Holdings, Inc.,
Sr Sec Note (Greece) 12-31-07 (B) (R)                                    10.500                CC               26            9,927
                                                                                                                        -----------

                                                                                                                            385,867
                                                                                                                        -----------

Utilities (1.02%)
Midland Funding Corp. II,
Deb Ser A 07-23-05                                                       11.750               BB-              200          213,000
Deb Ser B 07-23-06                                                       13.250               BB-              150          168,750
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) 11-15-09 (R)                                         9.625              BBB-              158          184,750
Niagara Mohawk Power Corp.,
Sec Fac Bond 01-01-18                                                     8.770                 A              141          146,876
Salton Sea Funding Corp.,
Gtd Sr Sec Note, Ser F, 11-30-18                                          7.475                BB               98           90,982
Sr Sec Note, Ser C, 05-30-10                                              7.840                BB               50           49,207
                                                                                                                        -----------

                                                                                                                            853,565
                                                                                                                        -----------

Waste Disposal Service & Equip (0.56%)
Allied Waste North America, Inc.,
Gtd Sr Sec Note 09-01-12 (R)                                              9.250               BB-              185          203,500
Gtd Sr Sub Note Ser B 08-01-09                                           10.000                B+              250          265,000
                                                                                                                        -----------

                                                                                                                            468,500
                                                                                                                        -----------
TOTAL BONDS (91.66%)
(Cost $73,743,284)                                                                                                       76,401,551
                                                                                                                        -----------


See notes to financial statements.      11

ISSUER                                                           SHARES         VALUE
------------------------------------------------------          -------      -----------
PREFERRED STOCKS
Machinery (0.00%)
Glasstech, Inc., Ser A, *                                             1      $     1,000
                                                                             -----------

Media (0.25%)
CSC Holdings, Inc., 11.75%, Ser H,                                2,000          209,500
                                                                             -----------

Paper & Paper Products (0.11%)
Smurfit-Stone Container Corp., 7.00%, Ser A,                      4,100           92,660
                                                                             -----------

Telecommunications (0.00%)
Metrocall Holdings, Inc., 15.00%, Ser A,                            220              770
                                                                             -----------

Transport (0.00%)
Pacific & Atlantic Holdings, Inc., 7.50%,  (Greece) **            1,400                0
                                                                             -----------

TOTAL PREFERRED STOCKS (0.36%)
(Cost $507,223)                                                                  303,930
                                                                             -----------

WARRANTS
Leisure (0.00%)
Sunterra Corp., **                                                  152                8
                                                                             -----------

TOTAL WARRANTS (0.00%)
(Cost $0)                                                                              8
                                                                             -----------

TOTAL INVESTMENTS (92.02%)                                                    76,705,489
                                                                             -----------

OTHER ASSETS AND LIABILITIES, NET (7.98%)                                      6,652,413
                                                                             -----------

TOTAL NET ASSETS (100.00%)                                                   $83,357,902
                                                                             ===========

* Credit ratings are rated by Moody's Investors Service or John Hancock Advisers, LLC. where Standard & Poor's ratings are not available.

**  Non-income producing security.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer, filed for protection under Federal Bankruptcy Code or is in default on interest payment.

(E) Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer; however, security is Euro denominated.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,280,916 or 2.74% of the fund's net assets as of April 25, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer, however, security is U. S. dollar denominated, unless stated otherwise.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements.      12

Portfolio Concentration
4/25/2003  (Unaudited)

                                                            VALUE
                                                      AS A PERCENTAGE
                                                          OF FUND'S
COUNTRY DIVERSIFICATION                                  NET ASSETS
-----------------------------                            ----------

Australia                                                   0.39%
Bahamas                                                     0.08
Canada                                                      0.97
Chile                                                       0.82
Colombia                                                    1.45
Greece                                                      0.01
Indonesia                                                   0.09
Ireland                                                     0.26
Luxembourg                                                  0.32
Mexico                                                      6.07
Netherlands                                                 0.21
Norway                                                      0.28
Panama                                                      1.14
Peru                                                        0.36
Russia                                                      4.42
United Kingdom                                              0.01
United States                                              75.14
                                                           -----
                                 TOTAL INVESTMENTS         92.02%
                                                           =====

                                                            VALUE
                                                      AS A PERCENTAGE
                                                          OF FUND'S
QUALITY DISTRIBUTION                                     NET ASSETS
-----------------------------                            ----------

AAA                                                        60.65%
A                                                           1.00
BBB                                                         5.34
BB                                                          9.72
B                                                          13.32
CCC                                                         1.12
CC                                                          0.41
D                                                           0.10
                                                           -----
                                       TOTAL BONDS         91.66%
                                                           =====


See notes to financial statements.      13

John Hancock V.A. Technology Fund
Schedule of Investments
April 25, 2003 (Unaudited)

ISSUER                                                   SHARES            VALUE
--------------------------------------------------       ------      -----------

COMMON STOCKS
Computer- Internet Security (1.33%)
Networks Associates, Inc.*                               15,400      $   166,320
                                                                     -----------

Computer- Internet Services (6.62%)
Amazon.com, Inc.*                                        12,100          350,779
Ariba, Inc.*                                             25,000           96,500
eBay, Inc*                                                2,900          271,150
First Data Corp.                                          1,600           60,176
Pinnacor, Inc.*                                          28,000           46,200
                                                                     -----------
                                                                         824,805
                                                                     -----------

Computer- Memory Devices (6.83%)
EMC Corp.*                                               45,000          396,000
Emulex Corp.*                                             3,350           63,281
Western Digital Corp.*                                   42,350          391,737
                                                                     -----------
                                                                         851,018
                                                                     -----------

Computer- Micro/Macro (9.69%)
Dell Computer Corp.*                                     22,950          668,075
Hewlett-Packard Co.                                      12,907          204,576
International Business Machines Corp.                     4,000          335,520
                                                                     -----------
                                                                       1,208,171
                                                                     -----------

Computer- Networking (3.55%)
Cisco Systems, Inc.*                                     28,700          412,132
Extreme Networks, Inc.*                                   8,000           30,880
                                                                     -----------
                                                                         443,012
                                                                     -----------

Computer- Services (4.01%)
Affiliated Computer Services, Inc. (Class A)*             5,242          253,241
Unisys Corp.*                                            24,550          245,991
                                                                     -----------
                                                                         499,232
                                                                     -----------


See notes to financial statements.      14

ISSUER                                                   SHARES            VALUE
--------------------------------------------------       ------      -----------

Computer- Software (18.78%)
BEA Systems, Inc.*                                       36,200      $   365,620
Borland Software Corp.*                                  21,750          180,525
Citrix Systems, Inc.*                                    24,150          431,802
i2 Technologies, Inc.*                                    5,750            4,226
Mercury Interactive Corp.*                               13,350          449,895
Microsoft Corp.*                                         22,000          554,840
Parametric Technology Corp.*                             25,150           74,947
SeeBeyond Technology Corp.*                              12,000           28,200
Siebel Systems, Inc.*                                    18,250          155,308
Vignette Corp.*                                          52,150           95,435
                                                                     -----------
                                                                       2,340,798
                                                                     -----------

Electronics- Components Misc. (3.81%)
Flextronics International Ltd.* (Singapore)              42,500          354,875
Solectron Corp.*                                         38,000          120,080
                                                                     -----------
                                                                         474,955
                                                                     -----------

Electronics- Semiconductor Components (22.92%)
Advanced Micro Devices, Inc.*                            22,700          171,158
Agere Systems, Inc. (Class A)*                           36,013           56,901
Amkor Technology, Inc.*                                  36,000          221,760
Applied Materials, Inc.*                                 27,000          383,130
ASML Holding N.V.* (Netherlands)                         10,000           77,900
Cray, Inc.*                                               3,150           23,688
Cypress Semiconductor Corp*                              36,000          297,000
Integrated Device Technology, Inc.*                      24,550          239,362
Intel Corp.                                               4,800           87,696
KLA-Tencor Corp.*                                        10,000          389,400
Micron Technology, Inc.                                  24,000          208,560
MKS Instruments, Inc.*                                   13,200          180,325
RF Micro Devices, Inc.*                                  20,000           99,000
Taiwan Semiconductor Manufacturing Co. Ltd.*
American Depositary Receipt (ADR) (Taiwan)               40,556          307,414
Vitesse Semiconductor Corp.*                             39,750          112,493
                                                                     -----------
                                                                       2,855,787
                                                                     -----------
Fiber Optics (2.50%)
Aeroflex, Inc.*                                          33,000          158,070
Finisar Corp.*                                           35,900           28,361
JDS Uniphase Corp.*                                      40,000          124,800
                                                                     -----------
                                                                         311,231
                                                                     -----------

Media- Cable TV (2.35%)
AOL Time Warner, Inc.*                                   22,000          293,040
                                                                     -----------


See notes to financial statements.      15

ISSUER                                                   SHARES            VALUE
--------------------------------------------------       ------      -----------

Telecom- Equipment (7.18%)
Lucent Technologies, Inc.                                18,032      $    31,015
Nokia Corp. (ADR) (Finland)                              26,000          416,000
QUALCOMM, Inc.*                                          11,000          342,210
UTStarcom, Inc.*                                          5,100          105,366
                                                                     -----------
                                                                         894,591
                                                                     -----------

Telecom- Services (4.46%)
AT&T Wireless Services, Inc.*                            40,202          267,343
Nextel Communications, Inc. (Class A)*                   12,000          167,040
Primus Telecommunications Group, Inc. *                  40,000          121,200
                                                                     -----------
                                                                         555,583
                                                                     -----------

TOTAL INVESTMENTS (94.03%)
(Cost $19,799,721)                                                    11,718,543
                                                                     -----------

OTHER ASSETS AND LIABILITIES, NET (5.97%)                                743,614
                                                                     -----------

TOTAL NET ASSETS (100.00%)                                           $12,462,157
                                                                     ===========

*Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements.      16

Portfolio Concentration
4/25/2003  (Unaudited)

                                                                      VALUE
                                                                 AS A PERCENTAGE
                                                                   OF FUND'S
COUNTRY DIVERSIFICATION                                            NET ASSETS
-----------------------                                            ----------

Finland                                                               3.34%
Netherlands                                                           0.62
Singapore                                                             2.85
Taiwan                                                                2.47
United States                                                        84.75
                                                                     -----

                                                                     94.03%
                                                                     =====


See notes to financial statements.      17

John Hancock Funds

Statements of Assets and Liabilities

                                                                    V.A. Relative   V.A. Sovereign  V.A. Strategic  V.A. Technology
Final Report - April 25, 2003*  (Unaudited)                           Value Fund    Investors Fund    Income Fund        Fund
------------------------------------------------------------------  -------------   --------------  --------------  ---------------
ASSETS
Investments at value (cost - $27,452,934, $34,927,072, $74,250,507
   and $19,799,721, respectively)                                    $ 28,298,211    $ 34,511,840    $ 76,705,489     $ 11,718,543
Cash                                                                      491,959       3,237,021       6,899,101          769,494
Receivable for forward foreign currency exchange contracts                     --              --         231,915               --
Receivable for investments sold                                                --              --          16,220               --
Dividends and interest receivable                                          13,586          35,494         976,979               --
Other assets                                                                  848           1,244           1,047              193
                                                                    -------------   -------------   -------------    -------------
                   Total assets                                        28,804,604      37,785,599      84,830,751       12,488,230
                   -----------------------------------------------  -------------   -------------   -------------    -------------

LIABILITIES
Payable for investments purchased                                              --              --       1,305,729               --
Payable for forward foreign currency exchange contracts                        --              --         114,147               --
Payable to affiliates                                                      12,272          16,227          35,120            6,772
Other payables and accrued expenses                                         6,682           9,135          17,853           19,301
                                                                    -------------   -------------   -------------    -------------
                   Total liabilities                                       18,954          25,362       1,472,849           26,073
                   -----------------------------------------------  -------------   -------------   -------------    -------------

NET ASSETS
Capital paid-in                                                        63,472,052      51,128,882      89,259,452       36,064,626
Accumulated net realized loss on investments, futures
   and foreign currency transactions                                  (35,531,275)    (12,952,791)     (8,352,191)     (15,521,180)
Net unrealized appreciation (depreciation) of investments,
   futures and translation of assets and liabilities
   in foreign currencies                                                  845,277        (415,232)      2,572,750       (8,081,178)
Distributions in excess of net investment income,
   accumulated net investment loss                                           (404)           (622)       (122,109)            (111)
                                                                    -------------   -------------   -------------    -------------
                   Net assets                                        $ 28,785,650    $ 37,760,237    $ 83,357,902     $ 12,462,157
                   ===============================================  =============   =============   =============    =============

NET ASSET VALUE PER SHARE
Based on 5,035,600, 3,325,193, 9,543,324 and 5,306,783, shares, respectively, of beneficial interest outstanding - unlimited
   number of shares authorized with no par value                            $5.72          $11.36           $8.73            $2.35
                                                                    =============   =============   =============    =============

* The net assets of V.A. Relative Value Fund, V.A. Sovereign Investors Fund, V.A. Strategic Income Fund and V.A. Technology Fund (each a "Fund," collectively, the "Funds") were merged into the Growth & Income Fund, Growth & Income Fund, Active Bond Fund and Large Cap Growth Fund (each a series of John Hancock Variable Series Trust I), respectively, as of the close of business on April 25, 2003, and the Funds were subsequently terminated. The Statements of Assets and Liabilities reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to financial statements.


See notes to financial statements.      18

John Hancock Funds

Statements of Operations

                                                                  V.A. Relative   V.A. Sovereign    V.A. Strategic   V.A. Technology
Period from January 1, 2003 to April 25, 2003*  (Unaudited)         Value Fund    Investors Fund     Income Fund          Fund
---------------------------------------------------------------   -------------   --------------    --------------   ---------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes  of $2,327, $1,600,
   none, and $1,184, respectively)                                 $   126,796      $   226,750      $     7,953       $    10,653
Interest (including securities lending income of $2,186, 1,573, none, 1,925 and net of foreign withholding taxes of none,
   none, $1,263 and none respectively.)                                  6,042           11,422        1,544,150             3,824
                                                                  -------------   --------------    --------------   ---------------
                Total investment income                                132,838          238,172        1,552,103            14,477
                -----------------------------------------------   -------------   --------------    --------------   ---------------

EXPENSES

Investment management fee                                               54,745           72,000          147,234            30,190
Auditing fee                                                             3,000            3,000               --             3,000
Accounting and legal services fee                                        2,738            3,600            7,263             1,132
Custodian fee                                                            2,403            6,355           21,776             4,611
Trustees' fee                                                            1,534            1,822            3,378               650
Miscellaneous                                                              322              983            2,439               136
Interest expense                                                           129               --               --                --
Printing                                                                    40            2,971            1,298                27
Legal fees                                                                  11              111               61                56
                                                                  -------------   --------------    --------------   ---------------
                Total expenses                                          64,922           90,842          183,449            39,802
                Net investment income (loss)                            67,916          147,330        1,368,654           (25,325)
                -----------------------------------------------   -------------   --------------    --------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on
    Investments                                                     (3,398,905)        (348,649)         487,332        (1,523,800)
    Foreign currency transactions                                           --               --         (264,111)               --
    Futures contracts                                                       --               --         (250,718)               --
   Change in net unrealized appreciation (depreciation) of
    Investments                                                      3,988,651          366,102        2,191,046         2,380,470
    Translation of assets and liabilities in foreign currencies             --               --          336,597                --
    Futures contracts                                                       --               --          175,146                --
                                                                  -------------   --------------    --------------   ---------------
                Net realized and unrealized gain                       589,746           17,453        2,675,292           856,670
                -----------------------------------------------   -------------   --------------    --------------   ---------------
                Increase in net assets from operations             $   657,662      $   164,783      $ 4,043,946       $   831,345
                ===============================================   =============   ==============    ==============   ===============

* The net assets of V.A. Relative Value Fund, V.A. Sovereign Investors Fund, V.A. Strategic Income Fund and V.A. Technology Fund (each a "Fund," collectively, the "Funds") were merged into the Growth & Income Fund, Growth & Income Fund, Active Bond Fund and Large Cap Growth Fund (each a series of John Hancock Variable Series Trust I), respectively, as of the close of business on April 25, 2003, and the Funds were subsequently terminated. The Statements of Operations reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to financial statements.


See notes to financial statements.      19

John Hancock Funds

Statements of Changes in Net Assets                           V.A. Relative Value Fund            V.A. Sovereign Investors Fund
                                                         -----------------------------------   -----------------------------------
                                                                              Period from                           Period from
                                                           Year ended      January 1, 2003       Year ended       January 1, 2003
                                                          December 31,    to April 25, 2003*    December 31,    to April 25, 2003*
                                                              2002            (Unaudited)           2002            (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income (loss)                              $    231,351       $     67,916       $    587,384       $    147,330
Net realized loss                                          (30,228,452)        (3,398,905)        (7,329,394)          (348,649)
Change in net unrealized appreciation (depreciation)         3,472,659          3,988,651         (6,254,784)           366,102
                                                         -----------------------------------   -----------------------------------
Increase (decrease) in net assets resulting from
operations                                                 (26,524,442)           657,662        (12,996,794)           164,783
                                                         -----------------------------------   -----------------------------------

Distributions to shareholders
From net investment income                                    (241,442)           (70,439)          (586,103)          (148,780)
From net realized gain                                         (91,252)                --                 --                 --
                                                         -----------------------------------   -----------------------------------
Total distributions to shareholders                           (332,694)           (70,439)          (586,103)          (148,780)
                                                         -----------------------------------   -----------------------------------

From Fund share transactions
Shares sold                                                  6,871,313            494,645          1,666,677            554,892
Distributions reinvested                                       332,694             70,439            586,103            148,780
Shares repurchased                                         (13,882,101)        (2,897,429)       (13,406,996)        (2,677,099)
                                                         -----------------------------------   -----------------------------------
Net increase (decrease)                                     (6,678,094)        (2,332,345)       (11,154,216)        (1,973,427)
                                                         -----------------------------------   -----------------------------------

Net assets
Beginning of period                                         64,066,002         30,530,772         64,454,774         39,717,661
End of period **                                          $ 30,530,772       $ 28,785,650       $ 39,717,661       $ 37,760,237
                                                         ===================================   ===================================

ANALYSIS OF FUND SHARE TRANSACTIONS
Shares sold                                                    890,182             88,285            134,022             48,695
Distributions reinvested                                        55,738             12,579             47,254             13,274
Shares repurchased                                          (2,070,610)          (530,640)        (1,097,904)          (242,433)
                                                         -----------------------------------   -----------------------------------
Net increase (decrease)                                     (1,124,690)          (429,776)          (916,628)          (180,464)
                                                         ===================================   ===================================

Statements of Changes in Net Assets                          V.A. Strategic Income Fund                V.A. Technology Fund
                                                         -----------------------------------    ----------------------------------
                                                                             Period from                            Period from
                                                           Year ended      January 1, 2003        Year ended     January 1, 2003
                                                          December 31,    to April 25, 2003*     December 31,   to April 25, 2003*
                                                              2002            (Unaudited)            2002           (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income (loss)                              $  4,470,846       $  1,368,654       ($   112,536)      ($    25,325)
Net realized loss                                           (3,346,771)           (27,497)        (8,959,455)        (1,523,800)
Change in net unrealized appreciation (depreciation)         4,202,640          2,702,789         (1,481,498)         2,380,470
                                                         -----------------------------------    ----------------------------------
Increase (decrease) in net assets resulting from
operations                                                   5,326,715          4,043,946        (10,553,489)           831,345
                                                         -----------------------------------    ----------------------------------

Distributions to shareholders
From net investment income                                  (5,159,826)        (3,562,151)                --                 --
From net realized gain                                              --                 --                 --                 --
                                                         -----------------------------------    ----------------------------------
Total distributions to shareholders                         (5,159,826)        (3,562,151)                --                 --
                                                         -----------------------------------    ----------------------------------

From Fund share transactions
Shares sold                                                 12,603,802         10,217,466          9,245,936          2,489,153
Distributions reinvested                                     5,146,792          3,575,185                 --                 --
Shares repurchased                                         (14,041,496)        (3,686,929)        (8,444,185)        (3,035,938)
                                                         -----------------------------------    ----------------------------------
Net increase (decrease)                                      3,709,098         10,105,722            801,751           (546,785)
                                                         -----------------------------------    ----------------------------------

Net assets
Beginning of period                                         68,894,398         72,770,385         21,929,335         12,177,597
End of period **                                          $ 72,770,385       $ 83,357,902       $ 12,177,597       $ 12,462,157
                                                         ===================================    ==================================

ANALYSIS OF FUND SHARE TRANSACTIONS
Shares sold                                                  1,492,861          1,154,790          3,610,219          1,082,133
Distributions reinvested                                       649,945            407,905                 --                 --
Shares repurchased                                          (1,714,317)          (417,489)        (3,368,742)        (1,364,967)
                                                         -----------------------------------    ----------------------------------
Net increase (decrease)                                        428,489          1,145,206            241,477           (282,834)
                                                         ===================================    ==================================

* The net assets of V.A. Relative Value Fund, V.A. Sovereign Investors Fund, V.A. Strategic Income Fund and V.A. Technology Fund (each a "Fund," collectively, the "Funds") were merged into the Growth & Income Fund, Growth & Income Fund, Active Bond Fund and Large Cap Growth Fund (each a series of John Hancock Variable Series Trust I), respectively, as of the close of business on April 25, 2003, and the Funds were subsequently terminated. The Statements of Changes in Net Assets reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to financial statements.

** Includes undistributed (distributions in excess of) net investment income (accumulated net investment loss) of $2,119, ($404), $828, ($622), $224,075,
($122,109), ($111) and ($111), respectively.




See notes to financial statements.      20

John Hancock V.A. Relative Value Fund
Financial Highlights
--------------------------------------------------------------------------------

Period ended                                              12-31-98(1)    12-31-99    12-31-00    12-31-01    12-31-02    4-25-03(2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.00         $12.03      $18.03      $10.64       $9.72       $5.59
Net investment income (3)                                     0.11           0.10        0.02        0.02        0.04        0.01
Net realized and unrealized gain (loss) on investments        2.02           6.65       (0.80)      (0.32)      (4.11)       0.13
Total from investment operations                              2.13           6.75       (0.78)      (0.30)      (4.07)       0.14
Less distributions
From net investment income                                   (0.10)         (0.10)      (0.02)      (0.02)      (0.04)      (0.01)
From net realized gain                                          --          (0.65)      (6.59)      (0.60)      (0.02)         --
                                                             (0.10)         (0.75)      (6.61)      (0.62)      (0.06)      (0.01)

Net asset value, end of period                              $12.03         $18.03      $10.64       $9.72       $5.59       $5.72(4)
Total return  (5) (%)                                        21.39(6,7)     56.65       (4.80)      (2.81)     (41.93)       2.58(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $17            $39         $39         $64         $31         $29
Ratio of expenses to average net assets (%)                   0.85(8)        0.77        0.79        0.74        0.73        0.71(8)
Ratio of adjusted expenses to average net assets (9) (%)      1.03(8)          --          --          --          --          --
Ratio of net investment income to average net assets (%)      1.17(8)        0.66        0.13        0.23        0.53        0.74(8)
Portfolio turnover (%)                                         242            166         164          59         136          63

(1) Began operations on 1-6-98.

(2) Final period from 1-1-03 through 4-25-03. Unaudited.

(3) Based on the average of the shares outstanding.

(4) Net assets value per share before the merger of assets to the Growth & Income Fund of John Hancock Variable Series Trust I and the termination of the Fund. See Note A to financial statements.

(5) Assumes dividend reinvestment.

(6) Not annualized.

(7) Total return would have been lower had certain expenses not been reduced during the period shown.

(8) Annualized.

(9) Does not take into consideration expense reductions during the period shown.


See notes to financial statements.      21

John Hancock V.A. Sovereign Investors Fund
Financial Highlights
--------------------------------------------------------------------------------

Period ended                                               12-31-98    12-31-99     12-31-00    12-31-01    12-31-02    4-25-03(1)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $13.59      $15.61       $15.96      $15.69      $14.57      $11.33
Net investment income (2)                                      0.27        0.24         0.21        0.24        0.15        0.04
Net realized and unrealized gain (loss) on investments         2.00        0.35        (0.27)      (1.12)      (3.24)       0.03
Total from investment operations                               2.27        0.59        (0.06)      (0.88)      (3.09)       0.07
Less distributions
From net investment income                                    (0.25)      (0.24)       (0.21)      (0.24)      (0.15)      (0.04)
Tax return of capital                                            --          --(3)        --          --          --          --
                                                              (0.25)      (0.24)       (0.21)      (0.24)      (0.15)      (0.04)

Net asset value, end of period                               $15.61      $15.96       $15.69      $14.57      $11.33      $11.36(4)
Total return (5) (%)                                          16.88        3.84        (0.33)      (5.56)     (21.29)       0.66(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                         $34         $50          $55         $64         $40         $38
Ratio of expenses to average net assets (%)                    0.74        0.70         0.72        0.70        0.71        0.76(7)
Ratio of net investment income to average net assets (%)       1.88        1.57         1.37        1.63        1.14        1.23(7)
Portfolio turnover (%)                                           19          26           46          77          41          11

(1) Final period from 1-1-03 through 4-25-03. Unaudited.

(2) Based on the average of the shares outstanding.

(3) Less than $0.01 per share.

(4) Net assets value per share before the merger of assets to the Growth & Income Fund of John Hancock Variable Series Trust I and the termination of the Fund. See Note A to financial statements.

(5) Assumes dividend reinvestment.

(6) Not annualized.

(7) Annualized


See notes to financial statements.      22

John Hancock VA Strategic Income Fund
Financial Highlights
--------------------------------------------------------------------------------

Period ended                                             12-31-98    12-31-99     12-31-00   12-31-01(1)   12-31-02(1)  4-25-03(1,2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.47      $10.10        $9.77      $8.97         $8.64       $8.67
Net investment income (3)                                    0.85        0.80         0.83       0.65          0.53        0.16
Net realized and unrealized gain (loss) on investments      (0.35)      (0.33)       (0.71)     (0.26)         0.11        0.29
Total from investment operations                             0.50        0.47         0.12       0.39          0.64        0.45
Less distributions
From net investment income                                  (0.85)      (0.80)       (0.83)     (0.72)        (0.61)      (0.39)
From net realized gain                                      (0.02)         --        (0.09)        --            --          --
                                                            (0.87)      (0.80)       (0.92)     (0.72)        (0.61)      (0.39)

Net asset value, end of period                             $10.10       $9.77        $8.97      $8.64         $8.67       $8.73(4)
Total return (5) (%)                                         4.92(7)     4.82(7)      1.40       4.58          7.87        5.27(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $15         $22          $34        $69           $73         $83
Ratio of expenses to average net assets (%)                  0.85        0.85         0.76       0.71          0.80        0.75(8)
Ratio of adjusted expenses to average net assets (9) (%)     0.93        0.87           --         --            --          --
Ratio of net investment income to average net assets (%)     8.19        8.06         8.91       7.16          6.28        5.58(8)
Portfolio turnover (%)                                          2          53(9)        53        101(10)        73          61

(1) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001 was to decrease net investment income per share by $0.07, decrease net realized and unrealized losses per share by $0.07, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 8.00%. The effect of this change for the year ended December 31, 2002 was to decrease net investment income per share by $0.07, increase net realized and unrealized gains per share by $0.07 and had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 7.08%.

     The effect of this change for the final period ended April 25, 2003 was to decrease net investment income per share by $0.01, decrease net realized and unrealized gains per share by $0.01 and had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 6.02%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(2)  Final period from 1-1-03 through 4-25-03. Unaudited.

(3)  Based on the average of the shares outstanding.

(4) Net assets value per share before the merger of assets to the Active Bond Fund of John Hancock Variable Series Trust I and the termination of the Fund. See Note A to financial statements.

(5)  Assumes dividend reinvestment.

(6)  Not annualized.

(7) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(8)  Annualized.

(9) Does not take into consideration expense reductions during the periods shown.

(10) Excludes merger activity.


See notes to financial statements.      23

John Hancock V.A. Technology Fund
Financial Highlights

Period Ended                                                      12-31-00(1)      12-31-01       12-31-02    4-25-03(2)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00            $7.33          $4.10       $2.18
Net investment income (loss) (3)                                      0.03            (0.02)         (0.02)         --
Net realized and unrealized gain (loss) on investments               (2.69)           (3.21)         (1.90)       0.17
Total from investment operations                                     (2.66)           (3.23)         (1.92)       0.17
Less distributions
From net investment income                                           (0.01)              --(4)          --          --
Net asset value, end of period                                       $7.33            $4.10          $2.18       $2.35(5)
Total return (6) (%)                                                (26.56)(7,8)     (44.06)(8)     (46.83)       7.80(7)
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $14              $22            $12         $12
Ratio of expenses to average net assets (%)                           1.05(9)          1.05           1.04        1.05(9)
Ratio of adjusted expenses to average net assets (10) (%)             1.99(9)          1.08             --          --
Ratio of net investment income (loss) to average net assets (%)       0.62(9)         (0.45)         (0.70)      (0.67)(9)
Portfolio turnover (%)                                                  75               29             47           9

(1)  Began operations on 5-1-00.

(2)  Final period from 1-1-03 through 4-25-03. Unaudited.

(3)  Based on the average of the shares outstanding.

(4)  Less than 0.01 per share.

(5) Net assets value per share before the merger of assets to the Large Cap Growth Fund of John Hancock Variable Series Trust I and the termination of the Fund. See Note A to financial statements.

(6)  Assumes dividend reinvestment.

(7)  Not annualized.

(8) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(9)  Annualized.

(10) Does not take into consideration expense reductions during the periods shown.


See notes to financial statements.      24

31

NOTES TO FINANCIAL STATEMENTS
UNAUDITED

NOTE A

Organization

John Hancock V.A. Relative Value Fund ("V.A. Relative Value"), John Hancock V.A. Sovereign Investors Fund ("V.A. Sovereign Investors"), John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income") and John Hancock V.A. Technology Fund ("V.A. Technology"), (each a "Fund," and collectively, the "Funds") were diversified series of John Hancock Declaration Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trustees may have authorized the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participated in the Trust would vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies were required to request voting instructions from policy owners and voted shares of the Funds in proportion to the voting instructions received.

The investment objective of the V.A. Relative Value Fund was to seek long-term capital appreciation. The investment objective of the V.A. Sovereign Investors Fund was to seek long-term growth of capital and income without assuming undue market risks. The investment objective of the V.A. Strategic Income Fund was to seek a high level of current income. The investment objective of the V.A. Technology Fund was to seek long-term growth of capital.

On April 16, 2003 the shareholders of each Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of each Fund to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund as follows:

         ACQUIRED FUND                          ACQUIRING FUND*
         -------------                          ---------------
         VA Relative Value Fund                 Growth & Income Fund
         VA Sovereign Investors Fund            Growth & Income Fund
         VA Strategic Income  Fund              Active Bond Fund
         VA Technology Fund                     Large Cap Growth Fund

         * Each a series of John Hancock Variable Series Trust I

After this transaction and as of the close of business on April 25, 2003, the Funds will be terminated. The financial statements presented herein reflect the position of the Funds prior to the exchange of net assets and termination of the Funds.

Significant accounting policies of the Funds were as follows:

Valuation of investments

Securities in the Funds' portfolios were valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations were not readily available, or the value had been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. Investments in AIM Cash Investment Trust were valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies were translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Funds' custodian bank received delivery of the underlying securities for the joint account on each Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Funds. Transactions affecting statements of operations accounts and net realized gains (losses) on investments were translated at the rates prevailing at the dates of the transactions.

The Funds did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arose from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arose from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes, which were accrued as applicable.

Discount and premium on securities

The Funds accreted discount and amortized premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Funds were permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Funds to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings up to $250 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Funds had no borrowing activity under the line of credit during the period ended April 25, 2003.

Securities lending

The Funds may have lent securities to certain qualified brokers who paid the Funds negotiated lender fees. These fees were included in interest income. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds would have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities have failed financially. There were no securities loaned as of April 25, 2003.

Financial futures contracts

The Funds may have bought and sold financial futures contracts. Buying futures tends to increase the Funds' exposure to the underlying instruments. Selling futures tends to decrease Funds' exposure to the underlying instruments or hedge other Funds' instruments. At the time Funds entered into financial futures contracts, they were required to deposit with their custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contracts being traded. Each day, the futures contracts were valued at the official settlement price of the board of trade or U.S. commodities exchange on which they traded. Subsequent payments to and from the broker, known as "variation margin," were made on a daily basis as the market price of the financial futures contracts fluctuated. Daily variation margin adjustments, arising from this "mark to market," were recorded by the Funds as unrealized gains or losses.

When the contracts were closed, the Funds recognized gains or losses. Risks of entering into futures contracts included the possibility that there may have been an illiquid market and/or that a change in the value of the contracts may have not correlated with changes in the value of the underlying securities. In addition, the Funds could have been prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Funds' gains and/or losses may have been affected as a result of futures contracts. The Funds had no open financial futures contracts on April 25, 2003.

Forward foreign currency exchange contracts

The Funds could have entered into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Funds' daily net assets. The Funds recorded realized gains and losses at the time the forward foreign currency exchange contracts were closed out. Risks could have arisen upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. These contracts involved market or credit risk in excess of the unrealized gain or loss reflected in the Funds' Statements of Assets and Liabilities. The Funds may have also purchased and sold forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which they intended to take delivery of the foreign currency. Such contracts normally involved no market risk if they were offset by the currency amount of the underlying transactions.

The VA Strategic Income Fund had the following open forward foreign currency exchange contracts on April 25, 2003:

                        PRINCIPAL AMOUNT                           APPRECIATION
        CURRENCY       COVERED BY CONTRACT    EXPIRATION MONTH    (DEPRECIATION)
        --------       -------------------    ----------------    --------------
BUYS
Euro                        2,600,000             April 03           $104,358
Euro                        1,634,000             May 03               50,115
Pound Sterling              1,293,000             April 03             27,039
Pound Sterling                300,000             April 03                (73)
                                                                     $181,439
SELLS
Euro                        2,600,000             April 03            (62,880)
Euro                        1,634,000             May 03              (51,194)
Pound Sterling              1,593,000             April 03             50,403
                                                                     ($63,671)

Federal income taxes

Each Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not a subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of April 25, 2003, the Funds' final tax year.

As of April 25, 2003, the Funds' final tax year end, for federal income tax purposes, the Funds had the following capital loss carryforwards available:

                         TOTAL CAPITAL    CAPITAL LOSS   CAPITAL LOSS   CAPITAL LOSS   CAPITAL LOSS   CAPITAL LOSS   CAPITAL LOSS
                          LOSS CARRY-     CARRY-FORWARD  CARRY-FORWARD  CARRY-FORWARD  CARRY-FORWARD  CARRY-FORWARD  CARRY-FORWARD
                          FORWARD AS        EXPIRING       EXPIRING       EXPIRING       EXPIRING       EXPIRING       EXPIRING
FUND                     OF 4/25/2003      12/31/2006     12/31/2007     12/31/2008     12/31/2009     12/31/2010     12/31/2011
----                     ------------      ----------     ----------     ----------     ----------     ----------     ----------
VA Relative Value         $35,142,592             --             --              --             --     $31,801,591    $3,341,001
VA Sovereign Investors     12,902,962       $157,877       $101,159      $1,206,695     $3,153,775       7,849,188       434,268
VA Strategic Income         8,859,263          4,130        136,493       1,506,009      1,757,056       3,265,011     2,190,564
VA Technology              15,331,439             --             --          14,000      3,708,037       9,184,799     2,424,603

The unused capital loss carryforwards as of April 25, 2003 were transferred to the Acquiring Funds and will be available, to the extent provided by regulations, to offset future net capital gains of the Acquiring Funds. Expired capital loss carryforwards will be reclassified to capital paid-in in the year of expiration.

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Funds identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable. The Funds may have placed debt obligations on non-accrual status and reduced related interest income by ceasing current accruals and writing off interest receivables when the collection of interest had become doubtful.

The Funds recorded distributions to shareholders from net investment income and realized gains on the ex-dividend date. During the period ended April 25, 2003, the tax character of distributions paid by the Funds was as follows:

FUND                                           ORDINARY INCOME
----                                           ---------------
VA Relative Value                                   $70,439
VA Sovereign Investors                              148,780
VA Strategic Income                               3,562,151

As of April 25, 2003, the Funds had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

Each Fund had an investment management contract with the Adviser. Under the investment management contracts, each Fund paid a monthly management fee to the Adviser at the following annual rates:

FUND                                                       RATE
----                                                       ----
VA Relative Value                         0.60% of average daily net asset value
VA Sovereign Investors                    0.60% of average daily net asset value
VA Strategic Income                       0.60% of average daily net asset value
VA Technology                             0.80% of average daily net asset value

V.A. Technology Fund and the Adviser had a subadvisory contract with American Fund Advisors, Inc. The Fund was not responsible for payment of the subadvisory fees.

The Adviser had agreed to limit each Funds' expenses, excluding the management fee, to 0.25% of each Fund's average daily net assets. There were no expense reductions for the period ended April 25, 2003.

The Funds had a distribution agreement with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. During the period ended April 25, 2003, all sales of shares of beneficial interest were sold at net asset value. JH Funds paid all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Funds which had not been herein specifically allocated to the Trust.

The Funds had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of each Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees was borne by the Funds. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Funds made investments into other John Hancock funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability were recorded on the Funds' books as other assets. The deferred compensation liability and the related other assets were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Funds.

NOTE C

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. Government, during the period ended April 25, 2003 were as follows:

                                                                       SALES or
FUND                                             PURCHASES            MATURITIES
----                                             ---------            ----------
VA Relative Value                               $12,677,420          $13,104,901
VA Sovereign Investors                            3,983,640            7,803,466
VA Strategic Income                              46,149,285           44,524,183
VA Technology                                     1,068,328            1,872,046

Purchases and proceeds from maturities of obligations of U.S. government for VA Strategic Income Fund aggregated $36,495,352 and none, respectively, during the period ended April 25, 2003.

The cost of investments owned on April 25, 2003, including short-term investments, and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                            GROSS          GROSS        NET UNREALIZED
                                          UNREALIZED     UNREALIZED      APPRECIATION
FUND                         COST        APPRECIATION   DEPRECIATION    (DEPRECIATION)
----                         ----        ------------   ------------    --------------
VA Relative Value         $27,841,617     $1,523,447    ($1,066,853)       $456,594
VA Sovereign Investors     34,976,901      3,392,735     (3,857,796)       (465,061)
VA Strategic Income        74,529,752      3,528,809     (1,353,072)      2,175,737
VA Technology              19,989,462      1,030,929     (9,301,848)     (8,270,919)

The difference between book basis and tax basis net unrealized appreciation (depreciation) of investments was attributable primarily to the tax deferral of losses on wash sales.

NOTE D

Reclassification of accounts

During the period ended April 25, 2003, the following reclassifications had been made in each Fund's capital balances to report these balances on a tax basis, excluding certain temporary differences as of April 25, 2003:

                                            DISTRIBUTIONS IN EXCESS
                                                OF NET INVESTMENT            ACCUMULATED
FUND                     CAPITAL PAID-IN          INCOME (LOSS)          NET REALIZED LOSS
----                     ---------------          -------------          -----------------
VA Strategic Income        $258,313                $1,847,313               ($2,105,626)
VA Technology               (25,325)                   25,325                    --

These reclassifications, which had no impact on the net asset value of the Funds, were primarily attributable to certain differences in the treatment of net operating losses, amortization of premiums and accretion of discounts on debt securities, foreign currency gains and losses and return of capital under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income (loss) per share in the Financial Highlights excludes these adjustments.

NOTE E

Change in accounting principle

Effective January 1, 2001, the VA Strategic Income Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the VA Strategic Income Fund, but resulted in a $230,438 reduction in the cost of investments and a corresponding decrease in net unrealized depreciation of investments, based on securities held as of December 31, 2000. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $417,884, increase unrealized depreciation of investments by $47,891 and decrease net realized loss on investments by $465,775. The effect of this change for the year ended December 31, 2002, was to decrease net investment income by $572,194, decrease unrealized depreciation of investments by $181,307 and decrease net realized loss on investments by $390,887.

The effect of this change for the period ended April 25, 2003, was to decrease net investment income by $107,707, decrease unrealized appreciation of investments by $84,609 and increase net realized gain on investments by $192,316. The VA Strategic Income Fund's financial highlights for prior periods have not been restated to reflect this change in presentation.

NOTE F

Shareholder meeting

On April 16, 2003, at a Special Shareholder Meeting, the shareholders of the Funds approved the following Agreements and Plans of Reorganization between the Funds and the Acquiring Funds:

         ACQUIRED FUND                          ACQUIRING FUND*
         -------------                          ---------------
         VA Relative Value Fund                 Growth & Income Fund
         VA Sovereign Investors Fund            Growth & Income Fund
         VA Strategic Income  Fund              Active Bond Fund
         VA Technology Fund                     Large Cap Growth Fund

         * Each a series of John Hancock Variable Series Trust I

With respect to each proposal to approve the Agreements and Plans of Reorganization, the number of votes cast for and against and that abstained from voting were as follows:

FUND                               FOR             AGAINST           ABSTAINED
----                               ---             -------           ---------

VA Relative Value               4,677,758          108,519            108,519
VA Sovereign Investors          2,780,244          113,554            113,553
VA Strategic Income             7,655,031          231,364            231,364
VA Technology                   4,561,836          274,833            410,223

Each Agreement and Plan of Reorganization provided for the transfer of substantially all of the assets and liabilities of each Fund to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund. After these transactions and as of the close of business on April 25, 2003, the Funds were terminated. The financial statements presented herein reflect the position of the Funds prior to the exchange of net assets and termination of the Funds.

NOTE G

Tax information notice

For federal income tax purposes, the following information is furnished with respect to the taxable distributions of the Funds for the period ended April 25, 2003.

With respect to the ordinary dividends paid by the Funds for the period ended April 25, 2003, the percentage of the dividend distribution qualified for the dividends received deduction available to corporations are as follows:

              VA Relative Value Fund              100.00%
              VA Sovereign Investors Fund         100.00%
              VA Strategic Income Fund              0.22%
              VA Technology Fund                    0.00%

                     John Hancock Funds - Declaration Trust

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                 Maureen R. Ford
                               William F. Glavin*
                               Dr. John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee

                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer

                               Investment Adviser
                           John Hancock Advisers, LLC.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor
                            John Hancock Funds, LLC.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                                 529 Main Street
                              Charlestown, MA 02129

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803

                                    Custodian
                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286

                             Sub-Investment Adviser
                          American Fund Advisors, Inc.
                                1415 Kellum Place
                              Garden City, NY 11530


ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this amended Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

(a) Not applicable at this time.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(b)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as Ex99.CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date: June 30, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date: June 30, 2003




By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer


Date: June 30, 2003